Impairment losses and goodwill - Sensitivity of recoverable amounts (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Sensitivity analysis, percentage used for cash flow projections in the terminal year	10.00%
Percentage of other entities share of aggregated recoverable amount of consolidated entities	3.00%
France, operating segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage	2.52%	3.47%	3.47%
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage	(2.43%)	(3.99%)	(4.03%)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage	(40.00%)	(48.00%)	(50.00%)
Spain, operating segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage	0.54%	1.44%	2.25%
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage	(0.63%)	(1.73%)	(2.92%)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage	(11.00%)	(26.00%)	(32.00%)
Impairment risk exposure of cash generating unit, estimated percentage	10.00%
Poland, operating segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage	2.00%	3.54%	1.56%
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage	(1.78%)	(3.12%)	(1.61%)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage	(24.00%)	(33.00%)	(20.00%)
Orange Belgium [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage	8.56%	3.01%	3.36%
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage	(7.11%)	(3.24%)	(3.75%)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage	(69.00%)	(38.00%)	(41.00%)
Enterprise, operating segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage	11.30%	12.99%	14.43%
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage	(17.83%)	(35.73%)	(44.96%)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage	(84.00%)	(88.00%)	(91.00%)
Orange Romania [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage			0.38%
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage			(0.41%)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage			(6.00%)
Jordan Telecom and subsidiaries [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage			0.04%
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage			(0.04%)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage			(1.00%)
Reasonably possible increase in discount rate in order for unit's recoverable amount to be equal to net carrying value	1.00%
Reasonably possible decrease in perpetual growth rate in order for unit's recoverable amount to be equal to net carrying value	1.00%
Reasonably possible decrease in discounted cash flows of terminal value in order for unit's recoverable amount to be equal to net carrying value	10.00%
Orange Sierra Leone [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage	0.50%
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage	(0.86%)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage	(9.00%)
Cellcom Telecommunications Inc in Liberia [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage	0.83%		0.45%
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage	(1.54%)		(0.98%)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage	(15.00%)		(10.00%)